Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 17:- BALANCES AND TRANSACTIONS WITH RELATED PARTIES

The Company’s policy is to enter into transactions with related parties on terms that, on the whole, are no less favorable, than those available from unaffiliated third parties. Based on the Company’s experience in the business sectors in which it operates and the terms of its transactions with unaffiliated third parties, the Company believes that all of the transactions described below met this policy at the time they occurred.

1.	Fritz Companies Israel T. Ltd. (“Fritz”)

Fritz is a logistics company which is owned, in part, by the Chairman of the Board since March 2018. The Company has an ongoing logistic contract with Fritz. During the years ended December 31, 2019 and 2018 logistic service fees amounted to $3,762 and $2,673, respectively.

2.	Accord Insurance Agency Ltd. (“Acord”)

We maintain a business relationship with Accord Insurance Agency Ltd., or Accord, a company which is an insurance agency that is owned in part and controlled, by our Chairman of the Board, under which Accord is our insurance agent for most of our insurance policies. The policies in which Accord is our insurance agent, were purchased after a request for proposals procedure. During the years ended December 31, 2019, 2018 and 2017 total premium under the policies amounted to $843, $248 and $248, respectively.

3.	Priority Software Ltd. (“Priority”)

Priority is the Company’s ERP solution provider, which is owned, in part by few of the Company’s Board members. During the years ended December 31, 2019, 2018 and 2017 maintenances fees and additional licenses acquired amounted to $109, $76 and $90, respectively.